Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity - Stock Awards Granted (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Grants (in shares)	1,044,667	50,806	3,867,366	153,686	235,199
Weighted Average Grant Date Fair Value (in dollars per share)	$ 14.5	$ 16.75	$ 9.65	$ 52.5	$ 45